Cassidy & Associates
                   Attorneys at Law
                  215 Apolena Avenue
            Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com
Telephone: 202/387-5400             Fax: 949/673-4525


                  August 29, 2011

Jeffrey Riedler
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re:  Driftwood Acquisition Corporation
               Form 10-12G/A
               File No. 000-54426

Mr. Riedler:

     Attached for filing with the Securities and Exchange
Commission in response to the Commission's letter of June 28, 2011, is the Driftwood Acquisition Corporation
Form 10-12G/A.

     The following responses address the comments of the reviewing staff of the Commission as set forth in its comment letter. The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing the location of each response thereto in the Registration Statement.

General

     1. The Staff's comment is noted and the appropriate changes have been made on all the filings.

     2.   The Staff's comment is noted.

Item 5.  Directors and Executive Officers

     3.   The discussion has been expanded and appears on page 17.

     4. The registrant believes that the time required for this disclosure has expired.

Item 11.  Description of Registrant's Securities to be Registered

Additional Information

     5.   The requested disclosure has been added.

Financial Information

     6-10.  The financial statements have been revised accordingly.


                              Sincerely,



                              Lee W. Cassidy